SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BORROWINGS

NOTE 17. SHORT-TERM BORROWINGS

As of December 31, 2011 and 2012, short-term borrowings totaled $11.8 million and $7.7 million, respectively. These amounts were borrowed from certain financial institutions. The annual interest rates on these borrowings ranged from 1.30 percent to 7.54 percent for 2011, and was 1.42 percent for 2012. The maturity dates fell in late January 2012 as of December 31, 2011 and in mid-January 2013 as of December 31, 2012. As of December 31, 2011 and 2012, the weighted-average interest rate on total short-term borrowings was 2.87 percent and 1.42 percent, respectively.

As of December 31, 2012, the total amount of unused lines of credit available for borrowing under these agreements was approximately $6.9 million.

During the period from January 2013 to March 2013, we repaid certain short-term borrowings totaling $22.9 million, and renewed short-term borrowing agreements totaling $22.9 million.

We pledged certain time deposits, land, and buildings as collateral for borrowings from certain financial institutions. The total value of collateral amounted to $4.2 million and $0 as of December 31, 2011 and 2012, respectively, in which time deposits pledged are recorded as restricted cash totaling $3 million and $0 as of December 31, 2011 and 2012, respectively.